CONSOLIDATED STATEMENTS OF CASH FLOW (USD $)	12 Months Ended			91 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
CASH PROVIDED BY (USED IN):
Net loss	$ (5,270,720)	$ (5,603,314)	$ (3,610,465)	$ (21,510,151)
Adjustments required to reconcile net loss with net cash used in operating activities
Warrant modification	0	0	0	1,057,787
Depreciation	169,157	160,313	146,548	702,037
Gain on Canadian dollar common share purchase warrants	(263,398)	(80,815)	0	(344,213)
(Gain) loss on sale of capital asset	(100)	(111,470)	1,213	(118,077)
Accrued interest included in notes payable	0	0	55,883	95,113
Stock based compensation employees	581,295	582,081	140,834	1,304,210
Stock based compensation consultants	0	0	97,500	97,500
Loss on deposit	0	0	0	50,000
Shares issued for mineral properties	0	0	0	100,000
Shares issued for services	0	0	180,000	180,000
Change in non cash working capital balances
Accounts payable	(162,027)	139,070	(638,347)	309,217
Accrued liabilities	46,677	488	21,949	88,408
Prepaids and advances	(129,660)	(29,089)	(43,602)	(253,185)
Cash used in operating activities	(5,028,776)	(4,942,736)	(3,648,487)	(18,241,354)
Financing activities
Loan payable repayment	0	(74,196)	(36,006)	(145,499)
Notes payable repayment	0	(769,733)	0	(93,344)
Due to related parties	(48,496)	(79,111)	(1,053,911)	(447,410)
Common shares and warrants issued (net of issuance costs)	0	7,399,385	9,855,309	21,129,694
Cash (used in) provided by financing activities	(48,496)	6,476,345	8,765,392	20,443,441
Investing activities
Purchase of capital assets	(168,329)	(115,791)	(62,425)	(790,093)
Gentor Resources Limited acquisition	0	0	255,889	255,889
Proceeds from disposal of capital assets	100	185,278	4,000	200,628
Purchase of a certificate of deposit	0	0	0	(10,000)
Mineral properties expenditures	0	0	0	(169,000)
Cash (used in) provided by investing activities	(168,229)	69,487	197,464	(512,576)
Net (decrease) increase in cash	(5,245,501)	1,603,096	5,314,369	1,689,511
Cash, beginning of the year	6,935,012	5,331,916	17,547	0
Cash, end of the year	$ 1,689,511	$ 6,935,012	$ 5,331,916	$ 1,689,511